LOANS AND LEASES (Details 6) (BRL) In Millions	Dec. 31, 2009	Feb. 18, 2009
Contractually required payments (including interest)		4,116
Less: non-accretable difference		(2,882)
Cash flow expected to be collected representing undiscounted principal and interest at acquisition		1,234
Less: Accretable yield	144	(144)
Fair value of loans acquired		1,090